Net Sales Revenue - Reconciliation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Sales Revenue
Gross sales	R$ 14,802,821	R$ 11,752,459	R$ 11,033,809
Present value adjustment	(4,984)		(20,620)
Returns and cancelations	(75,477)	(50,199)	(76,654)
Discounts and rebates	(15,695)	(6,589)	(9,807)
Deductions	14,706,665	11,695,671	10,926,728
Taxes on sales	(1,263,289)	(1,114,998)	(1,087,566)
Net sales revenue	R$ 13,443,376	R$ 10,580,673	R$ 9,839,162
Percentage of gross revenue from domestic sales related to the social contribution paid	2.50%